Document and Entity Information	Sep. 30, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2020
Entity Registrant Name	Dominion Energy Gas Holdings, LLC
Entity Central Index Key	0001603291
Entity Emerging Growth Company	false
Title of 12(b) Security	2014 Series C 4.6% Senior Notes
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity Incorporation, State or Country Code	VA
Entity File Number	001-37591
Entity Tax Identification Number	46-3639580
Entity Address, Address Line One	120 Tredegar Street
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23219
City Area Code	804
Local Phone Number	819-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false